Capital Management - Components of Ratios (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted net debt to adjusted EBITDA	2.6	2.5
Debt to capital (Limit 0.65:1:00)	0.34:1.00	0.33:1:00
Adjusted EBITDA to adjusted finance costs	7.4	8